Cover	Jul. 15, 2022
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 15, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27781
Entity Address Address Line 1	10624 S. Eastern Ave
Entity Address Address Line 2	Ste. A209
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89052
City Area Code	877
Local Phone Number	358-3444